INTANGIBLE ASSETS AND GOODWILL (Intangible assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Jan. 01, 2017
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	$ 354,221	$ 354,221
Balance, end of period	401,605	354,221
Carrying amount	354,221	354,221
Gross carrying amount
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	490,457	451,955
Additions	2,852	5,282
Additions through business acquisitions	70,358	33,984
Balance, end of period	561,810	490,457
Carrying amount	490,457	451,955
Disposals, intangible assets other than goodwill	1,857	764
Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	(136,236)	(115,202)
Amortization	25,594	21,289
Balance, end of period	(160,205)	(136,236)
Carrying amount	(136,236)	(115,202)
Disposals, intangible assets other than goodwill	(1,625)	(255)
Customer contracts and customer relationships
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period		143,346
Balance, end of period	149,017
Carrying amount	149,017	143,346
Customer contracts and customer relationships | Gross carrying amount
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	205,531	191,831
Additions	0	0
Additions through business acquisitions	18,958	13,700
Balance, end of period	224,489	205,531
Carrying amount	205,531	191,831
Disposals, intangible assets other than goodwill	0	0
Customer contracts and customer relationships | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	(62,185)	(50,740)
Amortization	13,287	11,445
Balance, end of period	(75,472)	(62,185)
Carrying amount	(62,185)	(50,740)
Disposals, intangible assets other than goodwill	0	0
License agreements
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period		16,912
Balance, end of period	10,464
Carrying amount	10,464	16,912
License agreements | Gross carrying amount
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	59,498	58,300
Additions	0	1,198
Additions through business acquisitions	0	0
Balance, end of period	59,498	59,498
Carrying amount	59,498	58,300
Disposals, intangible assets other than goodwill	0	0
License agreements | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	(42,586)	(36,140)
Amortization	6,448	6,446
Balance, end of period	(49,034)	(42,586)
Carrying amount	(42,586)	(36,140)
Disposals, intangible assets other than goodwill	0	0
Computer software
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period		19,248
Balance, end of period	17,060
Carrying amount	17,060	19,248
Computer software | Gross carrying amount
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	48,776	44,972
Additions	2,852	4,084
Additions through business acquisitions	0	484
Balance, end of period	49,771	48,776
Carrying amount	48,776	44,972
Disposals, intangible assets other than goodwill	1,857	764
Computer software | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	(29,528)	(26,600)
Amortization	4,808	3,183
Balance, end of period	(32,711)	(29,528)
Carrying amount	(29,528)	(26,600)
Disposals, intangible assets other than goodwill	(1,625)	(255)
Non-compete agreements
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period		68
Balance, end of period	0
Carrying amount	0	68
Non-compete agreements | Gross carrying amount
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	1,880	1,880
Additions	0	0
Additions through business acquisitions	0	0
Balance, end of period	1,880	1,880
Carrying amount	1,880	1,880
Disposals, intangible assets other than goodwill	0	0
Non-compete agreements | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	(1,812)	(1,722)
Amortization	68	90
Balance, end of period	(1,880)	(1,812)
Carrying amount	(1,812)	(1,722)
Disposals, intangible assets other than goodwill	0	0
Trademarks
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period		174,647
Balance, end of period	225,064
Carrying amount	225,064	174,647
Trademarks | Gross carrying amount
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	174,772	154,972
Additions	0	0
Additions through business acquisitions	51,400	19,800
Balance, end of period	226,172	174,772
Carrying amount	174,772	154,972
Disposals, intangible assets other than goodwill	0	0
Trademarks | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	(125)	0
Amortization	983	125
Balance, end of period	(1,108)	(125)
Carrying amount	(125)	0
Disposals, intangible assets other than goodwill	$ 0	$ 0